Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrants [Abstract]
WARRANTS

NOTE 13 — WARRANTS

In connection with the Merger Transaction aforementioned in note 4, the exercise prices for, and the shares underlying, all previously outstanding public warrants (“AGBA Public Warrants”), private warrants issued in AGBA’s SPAC IPO (“AGBA SPAC Private Warrants”), Class A warrants (“AGBA Class A Warrants”), and common warrants (“AGBA Common Warrants,” together with AGBA Class A Warrants and AGBA SPAC Private Warrants, “AGBA Private Warrants,” together with AGBA Public Warrants, “AGBA Warrants”) issued by AGBA were adjusted in accordance with the terms of such warrant instruments to reflect the previously announced and implemented 1.9365-to-1 Forward Split and 1-for-4 Reverse Split. An equitable adjustment with a combined ratio of 0.5:1 applied to the number of AGBA Ordinary Shares issuable on the exercise of each AGBA Warrants and the warrant price. Upon the Closing, all warrants issued by AGBA and Triller were assigned to and assumed by Triller Group (“Triller Group Warrants”). Accordingly, as of the close of business on October 15, 2024, each AGBA Public Warrant and each AGBA SPAC Private Warrant became one Triller Group Warrant which entitles the holder thereof to purchase 0.25 shares of Triller Group Common Stock at an adjusted exercise price of $23.00 per whole share (provided, however, warrants are not exercisable for fractional shares, only whole shares; thereby a warrant holder would need to hold four warrants to yield one share). Each AGBA Class A Warrant and each AGBA Common Warrant became one Triller Group Warrant which entitles the holder thereof to purchase 0.5 shares of Triller Group Common Stock at an adjusted exercise price of two times of the original exercise price per whole share (provided, however, warrants are not exercisable for fractional shares, only whole shares; thereby a warrant holder would need to hold two warrants to yield one share). AGBA Public Warrants started trading on a post-adjustment basis as Triller Group Warrants on October 16, 2024 under the new ticker symbol “ILLRW”. All the warrants and their exercise prices are retroactively restated in effect to the forward stock split and reverse stock split (see Note 14).

The Company has issued the different classes of warrants, as follows:

Public Warrants

Each public warrant entitles the holder thereof to purchase one-quarter (1/4) of one share of common stock at a price of $23.00 per full share, subject to adjustment as discussed herein. Pursuant to the warrant agreement, a warrant holder may exercise its warrants only for a whole number of shares. This means that only an even number of warrants may be exercised at any given time by a warrant holder.

Once the public warrants become exercisable, the Company may call the outstanding warrants (including any outstanding warrants issued upon exercise of the unit purchase option issued to Maxim Group LLC) for redemption:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon a minimum of 30 days’ prior written notice of redemption,

●	if, and only if, the last sales price of the common stock equals or exceeds $33.00 per share for any 20 trading days within a 30 trading day period ending three business days before the Company send the notice of redemption, and

●	if, and only if, there is a current registration statement in effect with respect to the common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the warrants for redemption as described above, the management of the Company will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.” In such event, each holder would pay the exercise price by surrendering the whole warrants for that number of common stocks equal to the quotient obtained by dividing (x) the product of the number of common stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants. Whether the Company will exercise our option to require all holders to exercise their warrants on a “cashless basis” will depend on a variety of factors including the price of the common stock at the time the warrants are called for redemption, the Company’s cash needs at such time and concerns regarding dilutive share issuances.

The public warrants qualify for the derivative scope exception under ASC 815 and are therefore presented as a component of Stockholders’ Equity Section on the condensed consolidated balance sheets without subsequent fair value re-measurement.

As of September 30, 2024 and December 31, 2023, there were 4,600,000 public warrants outstanding.

Other than the public warrants, the Company has accounted for and presented certain warrants as liabilities on the condensed consolidated balance sheets, in accordance with ASC 480. The fair value of the warrant liabilities is valued by an independent valuer using a Binominal pricing model. The warrant liabilities were classified as Level 3 due to the use of unobservable inputs.

SPAC Private Warrants

The SPAC private warrants are identical to the public warrants, except that the SPAC private warrants and the common stocks issuable upon the exercise of the SPAC private warrants were not transferable, assignable or salable until after the completion of the business combination on November 14, 2022, subject to certain limited exceptions. Additionally, the SPAC private warrants will be exercisable on a cashless basis and will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the SPAC private warrants are held by someone other than the initial purchasers or their permitted transferees, the SPAC private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants at a price of $23.00 per full share.

As of September 30, 2024 and December 31, 2023, there were 225,000 SPAC private warrants outstanding, with aggregate value of $8,102 and nil, respectively.

The changes in fair value for the three and nine months ended September 30, 2024 were $(981) and $8,102, respectively.

The changes in fair value for the three and nine months ended September 30, 2023 were $1,106 and $3,481, respectively.

Warrants – Class A

On May 2, 2024, the Company issued 3,557,932 shares of common stock and the associated warrants to purchase up to 734,920 shares of common stock at a purchase price of $1.40 per share under the private placement, to an institutional investor, a director and officers of the Company. The subscribers in private placement will receive one warrant – class A for every five shares of common stock subscribed. Each warrant – class A entitles the holder to purchase 0.5 share of common stock at an exercise price of $2.00 per share and shall be exercised with more than $500,000 per tranche. The warrants will be exercisable six months after the issuance date for a period of five years after the exercise date.

As of September 30, 2024 and December 31, 2023, there were 1,469,840 and nil warrants - class A outstanding, respectively, with aggregate value of $1,896,657 and nil, respectively.

The changes in fair value for the three and nine months ended September 30, 2024 were $156,864 and $1,896,657 respectively.

Common Warrants

One June 28, 2024, the Company issued 2,957,008 common warrants to Yorkville, in connection with the Second A&R SEPA, representing $8,377,500 or 25% of the $33,510,000 the aggregate principal amount of the First Pre-Paid Advance and the Second Pre-Paid Advance (see Note 5). Each common warrant entitles the holder to purchase 0.5 share of common stock with an exercise price of $5.67 per share.

As of September 30, 2024 and December 31, 2023, there were 2,957,008 and nil common warrants outstanding, respectively, with aggregate value of $2,376,695 and nil, respectively.

The changes in fair value for the three and nine months ended September 30, 2024 were $476,167 and $2,376,695, respectively.

The key inputs into the Binominal pricing model were as follows at their measurement dates:

				As of
	As of September 30, 2024			December 31, 2023
	Common Warrants	Warrants – Class A	SPAC Private Warrants	SPAC Private Warrants
Input
Share price	$3.32	$3.32	$3.32	$0.49
Risk-free interest rate	3.56%	3.56%	3.56%	4.04%
Volatility	51.68%	51.72%	50.80%	48.66%
Exercise price	$5.67	$2.00	$23.00	$23.00
Warrant remaining life	4.74 years	5.09 years	1.88 years	2.63 years

NOTE 16 — WARRANT LIABILITIES

Private warrants

The private warrants are accounted for as liabilities in accordance with ASC 480 and are presented as liabilities on the consolidated balance sheets. As of December 31, 2023 and 2022, there were 225,000 private warrants outstanding.

The fair value of the private warrants is valued by an independent valuer using a Binominal pricing model. The warrants were classified as Level 3 due to the use of unobservable inputs.

The key inputs into the Binominal pricing model were as follows at their measurement dates:

	As of December 31,
	2023	2022
Input
Share price	$0.49	$1.54
Risk-free interest rate	4.04%	4.16%
Volatility	48.66%	52.19%
Exercise price	$11.50	$11.50
Warrant remaining life	3.9 years	4.9 years

As of December 31, 2023 and 2022, the aggregate value of the private warrants was nil and $4,548, respectively. The changes in fair value for the years ended December 31, 2023 and 2022 were $4,548 and $8,952, respectively.

Warrants – Class A

In December 2023, the Company consummated the private placement and received cash proceeds in exchange of 2,643,300 ordinary shares and 528,660 warrants to be issued. These warrants have an exercise price of $1.00 per share and shall be exercised with more than $500,000 per tranche (see Note 17).